Accumulated Deficit During Development Stage	12 Months Ended
Jun. 30, 2021
Disclosure Of Accumulated Deficit During Development Stage [Abstract]
ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

12. ACCUMULATED DEFICIT DURING DEVELOPMENT STAGE

	Years Ended June 30,
	2021	2020	2019

Balance at beginning of year	154,419,061	141,236,838	129,583,125
Impact of initial adoption of IFRS 16	-	6,261	-
Net loss for the year	15,309,353	13,456,800	12,337,830
Reclassify expired options from reserves	-	(280,838)	(684,117)

Balance at end of year	169,728,414	154,419,061	141,236,838